Group - Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Non-current assets
Tangible assets	[1]	$ 4,266	$ 4,208	$ 4,093
Right of use assets	[1]	152	156	202
Intangible assets	[1]	104	106	116
Investments in associates and joint ventures	[1]	1,129	1,091	1,164
Other investments	[1]	1	3	18
Inventories	[1]	4	5	6
Trade, other receivables and other assets	[1]	222	231	218
Reimbursive right for post-retirement benefits	[1]	12	12	0
Deferred taxation	[1],[2]	41	23	28
Cash restricted for use	[1]	34	33	32
Total non-current assets	[1]	5,965	5,868	5,877
Current assets
Inventories	[1]	800	773	720
Trade, other receivables and other assets	[1]	317	237	333
Cash restricted for use	[1]	25	27	34
Cash and cash equivalents	[1]	722	1,108	1,266
Total current assets	[1]	1,864	2,145	2,353
Total assets	[1]	7,829	8,013	8,230
EQUITY AND LIABILITIES
Share capital and premium	[1],[3]	7,253	7,239	7,237
Accumulated losses and other reserves	[1]	(3,344)	(3,199)	(2,986)
Shareholders’ equity	[1]	3,909	4,040	4,251
Non-controlling interests	[1]	33	35	32
Total equity	[1]	3,942	4,075	4,283
Non-current liabilities
Borrowings	[1]	1,896	1,965	1,953
Lease liabilities	[1]	106	115	138
Environmental rehabilitation and other provisions	[1],[4]	611	596	642
Provision for pension and post-retirement benefits	[1]	68	71	75
Trade and other payables	[1]	8	7	6
Deferred taxation	[1]	341	300	323
Total non-current liabilities	[1]	3,030	3,054	3,137
Current liabilities
Borrowings	[1]	17	18	52
Lease liabilities	[1]	72	71	76
Environmental rehabilitation and other provisions	[1],[4]	103	81	71
Trade and other payables	[1]	641	667	595
Taxation	[1]	19	45	16
Bank overdraft	[1]	5	2	0
Total current liabilities	[1]	857	884	810
Total liabilities	[1]	3,887	3,938	3,947
Total equity and liabilities	[1]	$ 7,829	$ 8,013	$ 8,230

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[2]	Increase is mainly due to deferred taxation assets recognised at Obuasi, resulting from generated tax losses to be utilised against future taxable income and at Brazil due to further impairments.
[3]	The restated statement of financial position reflects the group position prior to the completion of the corporate restructuring which occurred during September 2023.
[4]	Mainly as a result of new legislation in Brazil relating to emergency response and safety management for TSFs, as well as major restoration projects planned at Obuasi.